INCOME TAXES, Net Deferred Tax Asset (Liability) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Income Taxes [Abstract]
Unrecognized tax benefits	$ 0	$ 0
Deferred Tax Asset [Abstract]
Net operating loss carry forwards	181,370	221,026	[1]
Net unrealized losses on derivative instruments	1,999	2,483	[1]
Basis difference on acquisition of GAAM Australian assets	6,844	9,597	[1]
Other	240	311	[1]
Valuation allowance	(23,029)	(22,418)	[1]
Total deferred tax asset	167,424	210,999	[1]
Deferred Tax Liability [Abstract]
Excess of tax depreciation over book depreciation	(171,084)	(206,719)	[1]
Book/tax differences identified in connection with GAAM Portfolio acquisition	(911)	(1,634)	[1]
Net earnings of non-European Union member subsidiaries	(16,170)	(17,952)	[1]
Total deferred tax liability	(188,165)	(226,305)	[1]
Deferred tax liability, net	(20,741)	(15,306)	[1]
Deferred tax asset utilized in connection with sale of aircraft				$ 2,300
Net valuation allowance recorded for net operating losses	$ 3,400	$ 2,500

[1]	As restated